Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Telesat Corporation Shares	Accumulated earnings	Equity- settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non- controlling Interest	Total
Balance at Dec. 31, 2023	$ 51,252	$ 534,058	$ 67,807	$ 8,801	$ 76,608	$ 661,918	$ 1,737,065	$ 2,398,983
Net income (loss)		20,690				20,690	56,232	76,922
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	5,096	12,666	(1,071)	855	(216)	17,546	(22,460)	(4,914)
Other comprehensive income (loss), net of tax (expense) recovery				38,446	38,446	38,446	102,635	141,081
Share-based compensation			3,017		3,017	3,017	7,948	10,965
Balance at Jun. 30, 2024	56,348	567,414	69,753	48,102	117,855	741,617	1,881,420	2,623,037
Net income (loss)		(108,410)				(108,410)	(270,978)	(379,388)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	2,734	3,375	(516)	812	296	6,405	(8,193)	(1,788)
Other comprehensive income (loss), net of tax (expense) recovery		4,954		63,996	63,996	68,950	179,773	248,723
Share-based compensation			1,718		1,718	1,718	4,403	6,121
Balance at Dec. 31, 2024	59,082	467,333	70,955	112,910	183,865	710,280	1,786,425	2,496,705
Net income (loss)		5,458				5,458	18,614	24,072
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	8,654	5,796	(1,098)	2,094	996	15,446	(23,326)	(7,880)
Exchange of Limited Partnership units for Public Shares	690	8,755	1,130	1,073	2,203	11,648	(11,648)
Other comprehensive income (loss), net of tax (expense) recovery				(68,163)	(68,163)	(68,163)	(171,129)	(239,292)
Share-based compensation			1,596		1,596	1,596	3,996	5,592
Balance at Jun. 30, 2025	$ 68,426	$ 487,342	$ 72,583	$ 47,914	$ 120,497	$ 676,265	$ 1,602,932	$ 2,279,197